SUBSEQUENT EVENTS:	9 Months Ended
Jun. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 9 -        SUBSEQUENT EVENTS:

On July 10, 2011 the Company signed a joint venture agreement with BPure Environmental Improvement Group, Ltd. (“BPure”), an experienced project management Israeli company specializing in green development projects, to finance the entire capital and manage the equipment, procurement and construction work required to implement two (2) or our landfill projects in Ghana, Africa:  (i) the Oti Sanitary Landfill in Kumasi and (ii) the Oblogo/Mallam Waste Disposal Site in Accra.  Under the terms of the agreement, we will open a special purpose company to implement the projects of which we shall be equal owners, but BPure will be entitled to recoup 100% of its investment before the Company will be entitled to any dividends or distributions.

On July 28, 2011 the Company Board of Directors (BOD) decided to issue shares to the following officers and BOD members:

1 – Mr. Mr. Mark Radom who serves as a Chief Carbon Officer has been granted an aggregate amount of 4,500,000 Shares.  All such Shares shall be held in escrow by the Corporation’s corporate counsel for a period of 24 months held in escrow, pursuant to the terms of the Amended Employment Agreement

2 – Mr. Roy Amizur the Company new Executive Vice President for marketing has been granted as part of his compensation an amount of 12,500,00 Shares in accordance with the terms of the Amizur Employment Agreement, such Shares to be restricted for a period of 24 months and held in Escrow.

3 - The Company granted to Mr. Shlomi Palas the Company CEO an aggregate of 4,200,000 ordinary shares of the Corporation’s common stock restricted for 24 months.

4 - The Company granted to Mr. Eli Weinberg the Company chairman an aggregate of 4,200,000 ordinary shares of the Corporation’s common stock restricted for 24 month.

5 - The Company ratified the agreement dated June 9, 2011 in which the Company will grant to the Legal consul 1,500,000 Shares.

6 – The Company granted to the following Messes. Shlomo Palas, Eli Weinberg and Roy Amizur 5,000,000 shares each. And 4,075,000 for to Mr. Barkats and Ms. Abramovitz at JSBarkats Pllc. The Company filed a Registration Statement on Form S-8 on August 9, 2011 with respect these Shares.